SUBSIDIARIES AND ASSOCIATES	12 Months Ended
Dec. 31, 2023
Disclosure of subsidiaries [abstract]
SUBSIDIARIES AND ASSOCIATES
NOTE 25 – SUBSIDIARIES AND ASSOCIATES

Details of the Group’s subsidiaries, associates and branches as at the end of 2023 are set out below:

Name	Country of incorporation	Proportion of voting rights and ordinary share capital held	Nature of business
NeoGames S.A.	Luxemburg	100%	Parent entity
NeoGames Connect s.a.r.l.	Luxemburg	100%	Holding company
Neogames Systems Ltd.	Israel	100%	Intellectual property owner as well as Israel employer
Neogames US LLP	United States	100%	North America distributer
NG Connect Ltd	Malta	100%	Holding company
NG Malta Branch	Malta	100%	Dormant
NeoGames Solutions LLC	United States	100%	North America Licensor
Neogames S.R.O	Czech Republic	100%	Czech Republic licensor
Neogames Ukraine	Ukraine	100%	Provides development services to Neogames Systems Ltd.
NeoPollard Interactive LLC	United States	50%	See Note 1
Aspire Global International Limited	Malta	100%	Maltese-licensed B2C trading company
AG Software Ltd	Malta	100%	Maltese-licensed B2B trading company
Aspire Global Marketing Solutions Ltd	Israel	100%	Provides certain marketing support and development services to Aspire Global Plc.

Name	Country of incorporation	Proportion of voting rights and ordinary share capital held	Nature of business
AG Communications Limited	Malta	100%	B2B trading company holding B2C licenses in Denmark and United Kingdom
AG 7 Limited	Malta	100%	B2B trading company
Utopia Management Group Ltd	British Virgin Islands	100%	Provides certain marketing and acquisition services
ASG Technologies Ltd	British Virgin Islands	100%	Acts as a nominee with respect to the registration of certain domains owned by the Group
Aspire Global Ukraine	Ukraine	100%	Provides customer support and development services to Aspire Global Plc.
Novogoma Ltd	Malta	83%	Dormant
Neolotto Ltd	Malta	37.6%	Dormant
Minotauro Media Limited	Ireland	30%	Engaged in the business of marketing and promoting online gaming services via its domain names
Marketplay Ltd*	Malta	49.9%	Engaged in the business of marketing and promoting online gaming services via its domain names
NEG Group Limited	Malta	25%	Dormant
Vips Holdings	Malta	13%	Dormant
GMS Entertainment Limited (“GMS”)	Isle of man	100%	Engaged in developing and licensing real money gaming games and systems in global regulated markets
BtoBet Limited	Gibraltar	100%	Engaged in developing and licensing real money sports betting and systems in global regulated markets
Cylnelish, Sociedad, Limitda	Spain	100%	Provides certain marketing support services to Aspire Global Plc.
Aspire Global US Inc.	USA	100%	US Trading company
BNG Investment Group Ltd.,**	British Virgin Islands	25%	Engaged in developing and licensing real money bingo games and systems in global regulated markets
* Market Play Limited is the company that launched Mr. Play, a casino and sports betting brand. Aspire provides the technology and is a significant shareholder in the venture, holding 49.9% of its shares, along with various investors. Aspire had invested €2.5 million and acquired shares from the other shareholders for €1 million. According to a purchase price allocation, the excess has been allocated to goodwill. During Q1 2022, Aspire granted Market Play Limited a five-year loan in the amount of €2.5M, bearing annual interest of 5.0% payable every 6 months.

In 2023 and 2022, the Group recognized its share of Market Play Limited’s profit of €0.7 million and €0.6 million, respectively.

**On December 10, 2021, Aspire signed an agreement to acquire 25% of bingo supplier END 2 END for $1.75 million in cash with an option to acquire all of the shares exercisable after three to five years. This provides Aspire with access to a real omni channel technology and a proprietary offering in one of the biggest verticals in the iGaming industry.